Derivative Financial Instruments and Fair Value Measurements - Gain (Loss) on Derivatives (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member]	Sep. 30, 2012 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member]	Sep. 30, 2012 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member]	Dec. 31, 2011 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Expense [Member]	Sep. 30, 2012 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Expense [Member]	Sep. 30, 2012 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2011 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Interest Expense [Member]	Sep. 30, 2012 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Interest Expense [Member]	Sep. 30, 2012 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Interest Expense [Member]	Dec. 31, 2011 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Foreign Currency Gain (Loss) [Member]	Sep. 30, 2012 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Foreign Currency Gain (Loss) [Member]	Sep. 30, 2012 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Foreign Currency Gain (Loss) [Member]	Dec. 31, 2011 Successor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]	Sep. 30, 2012 Successor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]	Sep. 30, 2012 Successor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Successor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Interest Expense [Member]	Sep. 30, 2012 Successor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Interest Expense [Member]	Sep. 30, 2012 Successor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Interest Expense [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member]	Nov. 03, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member]	Dec. 31, 2009 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Expense [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Expense [Member]	Nov. 03, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2009 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Expense [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Interest Expense [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Interest Expense [Member]	Nov. 03, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Interest Expense [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Interest Expense [Member]	Dec. 31, 2009 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Interest Expense [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Foreign Currency Gain (Loss) [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Foreign Currency Gain (Loss) [Member]	Nov. 03, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Foreign Currency Gain (Loss) [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Foreign Currency Gain (Loss) [Member]	Dec. 31, 2009 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Foreign Currency Gain (Loss) [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]	Nov. 03, 2011 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]	Dec. 31, 2009 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Interest Expense [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Interest Expense [Member]	Nov. 03, 2011 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2009 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative not designated as hedging instruments	$ (9,473)	$ (8,579)	$ (28,473)	$ (9,383)	$ (6,313)	$ (24,610)	$ (558)	$ (118)	$ (1,563)	$ 468	$ (2,148)	$ (2,300)							$ 1,082	$ (1,933)	$ (2,909)	$ 269	$ (8,206)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,082	$ (1,933)	$ (2,909)	$ 269	$ (8,206)
Loss recognized in OCI													0	0	0																								(52)	(1,512)	(1,627)	(1,780)	(4,133)
Loss reclassified from OCI to interest expense																$ 0	$ 0	$ 0																										$ (396)	$ (1,509)	$ (2,717)	$ (6,185)	$ (7,244)